Document and Entity Information	Sep. 28, 2016
Prospectus:
Document Type	497
Document Period End Date	Sep. 28, 2016
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Sep. 28, 2016
Document Effective Date	Sep. 28, 2016
Prospectus Date	Nov. 28, 2015
PACE® International Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCGLX
PACE® International Fixed Income Investments | CLASS A
Prospectus:
Trading Symbol	PWFAX
PACE® International Fixed Income Investments | CLASS C
Prospectus:
Trading Symbol	PWFCX
PACE® International Fixed Income Investments | CLASS Y
Prospectus:
Trading Symbol	PWFYX